Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
Year of 2018	$ 452,547
Year of 2019	98,312
Year of 2020
Year of 2021
Year of 2022
Thereafter
Total	$ 550,859